Victory High Yield Fund Investment Objectives and Goals - Victory High Yield Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory High Yield Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory High Yield Fund (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.